SCHEDULE OF DISAGGREGATED REVENUE (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Revenues:
Total net revenue	$ 5,389,230		$ 5,012,022		$ 21,858,864		$ 20,583,851
Golf Simulators [Member]
Revenues:
Total net revenue	3,587,912	[1]	2,724,658	[1]	13,708,760	[2]	11,969,498	[2]
Content Software Subscriptions [Member]
Revenues:
Total net revenue	1,159,705		2,250,699		7,852,699		8,493,368
Franchise Revenue [Member]
Revenues:
Total net revenue	75,000
Other [Member]
Revenues:
Total net revenue	$ 566,613	[3]	$ 36,665	[3]	$ 297,405	[4]	$ 120,985	[4]

[1]	Includes items such as hardware and proprietary perpetual licenses
[2]	Includes items such as simulator hardware and proprietary perpetual licenses.
[3]	Includes items such as shipping income and installation income
[4]	Includes items such as shipping and installation revenue.